Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
RECEIVABLES

NOTE 4—RECEIVABLES

At March 31, 2021 and December 31, 2020, receivables consisted of the following: respectively.

	March 31, 2021	December 31, 2020
Vendor rebates receivable	$604,372	$1,337,791
Credit cards in process of collection	343,982	660,441
Total receivables	$948,354	$1,998,232

NOTE 4—RECEIVABLES

At December 31, 2020 and 2019, receivables consisted of the following: respectively.

	December 31, 2020	December 31, 2019
Vendor rebates receivable	$1,337,791	$1,455,248
Credit cards in process of collection	660,441	-
Total receivables	$1,998,232	$1,455,248